Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Segment revenues	$ 823.7	$ 789.8	$ 1,412.0	$ 1,414.9	$ 2,986.4	$ 3,083.8	$ 2,716.3
Gross contribution	66.8	171.7	210.0	305.9	638.0	571.6	480.1
Segment general and administration	39.8	41.0	86.1	83.1	171.8	161.7	133.3
Segment profit	27.0	130.7	123.9	222.8	466.2	409.9	346.8
Motion Picture
Segment Reporting Information [Line Items]
Segment revenues	407.1	395.9	754.0	802.5	1,656.3	1,323.7	1,185.3
Gross contribution	25.4	94.2	140.0	192.9	433.3	386.3	356.0
Segment general and administration	22.8	26.7	51.3	56.1	113.9	109.8	93.1
Segment profit	2.6	67.5	88.7	136.8	319.4	276.5	262.9
Television Production
Segment Reporting Information [Line Items]
Segment revenues	416.6	393.9	658.0	612.4	1,330.1	1,760.1	1,531.0
Gross contribution	41.4	77.5	70.0	113.0	204.7	185.3	124.1
Segment general and administration	17.0	14.3	34.8	27.0	57.9	51.9	40.2
Segment profit	$ 24.4	$ 63.2	35.2	86.0	146.8	133.4	83.9
Starz Business of Lions Gate Entertainment Corp
Segment Reporting Information [Line Items]
Segment revenues			694.5	690.8	1,392.4	1,422.5	1,450.7
Gross contribution			127.9	124.7	279.6	282.4	380.5
Segment general and administration			45.5	55.0	109.8	101.1	90.2
Segment profit			82.4	69.7	169.8	181.3	290.3
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Segment Reporting Information [Line Items]
Segment revenues			688.2	685.6	1,382.7	1,413.1	1,446.1
Gross contribution			127.3	125.3	283.8	286.4	387.3
Segment general and administration			44.3	53.8	107.1	98.4	87.6
Segment profit			83.0	71.5	176.7	188.0	299.7
Starz Business of Lions Gate Entertainment Corp | International Segments
Segment Reporting Information [Line Items]
Segment revenues			6.3	5.2	9.7	9.4	4.6
Gross contribution			0.6	(0.6)	(4.2)	(4.0)	(6.8)
Segment general and administration			1.2	1.2	2.7	2.7	2.6
Segment profit			$ (0.6)	$ (1.8)	$ (6.9)	$ (6.7)	$ (9.4)